Note 19 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Stock by Class [Table Text Block]
	Subordinate Voting Shares		Multiple Voting Shares		Total Common Shares
	Number	Amount	Number	Amount	Number	Amount

Balances as at:
December 31, 2021	42,729,050	851,794	1,325,694	373	44,054,744	852,167
December 31, 2022	41,607,462	845,307	1,325,694	373	42,933,156	845,680